Note 11 - Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
Year ended December 31, 2017	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total

Cost
Values at the beginning of the year	554,330	461,619	2,090,257	2,058,946	5,165,152
Translation differences	6,265	483	(184)	(87)	6,477
Additions	28,335	5,105	-	-	33,440
Transfers / Reclassifications	(28,371)	(92)	-	-	(28,463)
Increase due to business combinations (**)	133	-	-	-	133
Disposals	-	(1,152)	-	-	(1,152)
Values at the end of the year	560,692	465,963	2,090,073	2,058,859	5,175,587

Amortization
Accumulated at the beginning of the year	408,373	362,292	797,592	1,734,068	3,302,325
Translation differences	5,232	-	-	-	5,232
Amortization charge	65,249	10,546	-	131,376	207,171
Transfers / Reclassifications	92	(92)	-	-	-
Accumulated at the end of the year	478,946	372,746	797,592	1,865,444	3,514,728
At December 31, 2017	81,746	93,217	1,292,481	193,415	1,660,859
Year ended December 31, 2016	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total
Cost
Values at the beginning of the year	524,869	494,662	2,170,709	2,059,946	5,250,186
Translation differences	2,264	(29)	4,671	-	6,906
Additions	28,730	648	-	-	29,378
Transfers / Reclassifications	(546)	(222)	-	-	(768)
Transfer to assets held for sale	(836)	(32,600)	(85,123)	(1,000)	(119,559)
Disposals	(151)	(840)	-	-	(991)
Values at the end of the year	554,330	461,619	2,090,257	2,058,946	5,165,152

Amortization
Accumulated at the beginning of the year	335,532	364,412	836,939	1,569,851	3,106,734
Translation differences	1,325	-	-	-	1,325
Amortization charge	72,632	30,633	-	165,217	268,482
Transfers / Reclassifications	(245)	(153)	-	-	(398)
Transfer to assets held for sale	(718)	(32,600)	(39,347)	(1,000)	(73,665)
Disposals	(153)	-	-	-	(153)
Accumulated at the end of the year	408,373	362,292	797,592	1,734,068	3,302,325
At December 31, 2016	145,957	99,327	1,292,665	324,878	1,862,827

Disclosure of information for cash-generating units [text block]
(All amounts in million US dollar)
As of December 31, 2017	Tubes Segment			Other Segment
CGU	Maverick Acquisition	Hydril Acquisition	Other	Maverick Acquisition	Total
OCTG (USA)	225	-	-	-	225
Tamsa (Hydril and other)	-	346	19	-	365
Siderca (Hydril and other)	-	265	93	-	358
Hydril	-	309	-	-	309
Coiled Tubing	-	-	-	4	4
Confab	-	-	28	-	28
Other	-	-	3	-	3
Total	225	920	143	4	1,292